Cover	Sep. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 18, 2024, Kentucky First Federal Bancorp (the “Company”) filed a Current Report on Form 8-K furnishing under Items 2.02 and 9.01 the Company’s press release announcing its unaudited financial results for the fourth quarter and fiscal year ended June 30, 2024 (the “Original Filing”). The full text of the press release was included in the Original Filing. This Amendment to the Original Filing (the “Amendment”) is being filed to correct the following measures for the fiscal year ended June 30, 2024: (i) the amount of the increase in, and the average rate earned on, interest-earning assets, and (ii) the amount of the increase in, and the average rate paid on, interest-bearing liabilities. The information contained in this Amendment should be read in conjunction with the information contained in the Original Filing. Except as set forth herein, this Amendment does not amend, modify or update the disclosure contained in the Original Filing.
Document Period End Date	Sep. 18, 2024
Entity File Number	0-51176
Entity Registrant Name	KENTUCKY FIRST FEDERAL BANCORP
Entity Central Index Key	0001297341
Entity Tax Identification Number	61-1484858
Entity Incorporation, State or Country Code	X1
Entity Address, Address Line One	655 Main Street
Entity Address, City or Town	Hazard
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41702
City Area Code	502
Local Phone Number	223-1638
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KFFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false